Federated U.S. Government Securities Fund: 2-5 Years

                          Federated Investors Funds
                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000
                                March 30, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: Federated U.S. Government Securities Fund: 2-5 Years
          "The Fund"
         1933 Act File No. 2-75769
         1940 ACT FILE NO. 811-3387

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated March 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b) as Pre-effective amendment No. 32 on March 29, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary